Segmented information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Less: equity investees' revenue	$ (306,396)	$ (517,849)	$ (955,699)
Total consolidated revenues	224,895	103,304	130,569
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	531,291	621,153	1,086,268
Operating Segments | Automotive
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	165,071	100,108	126,988
Operating Segments | Industrial
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	54,662	0	0
Operating Segments | Corporate and Technology Investments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	5,162	3,196	3,581
Operating Segments | CWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	276,465	331,882	337,234
Operating Segments | WWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 29,931	$ 185,967	$ 618,465